COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments Required under Operating Leases that have Initial or Remaining Non-cancellable Lease Terms in Excess of One Year

Future minimum payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at December 31, 2017 are as follows (in thousands):

Fiscal Year Ending December 31,	Amount
2018	$27,710
2019	26,018
2020	23,586
2021	21,570
2022	22,077
Thereafter	147,949